Trade and other receivables, net - Movements in Allowance for Trade Receivables (Details) - Trade and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 3,023	$ 3,965	$ 3,773
Charge of the year	3,570	2,022	2,192
Unused amounts reversed	(661)	(970)	(769)
Used during the year	(100)	(1,456)	(446)
Exchange differences	(1,566)	(538)	(785)
Ending balance	$ 4,266	$ 3,023	$ 3,965